Consolidated Statements of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2010	$ 16,230	$ 238	$ 11,937	$ (917)	$ 4,972
Net income	4,935				4,935
Other comprehensive (loss) income	41			41
Repurchase of common shares	(2,300)	(10)	(494)		(1,796)
Other changes, primarily employee plans	744	4	774		(34)
Cash dividends declared
Common shares	(856)				(856)
Ending Balance at Dec. 31, 2011	18,794	232	12,217	(876)	7,221
Net income	4,482				4,482
Other comprehensive (loss) income	(51)			(51)
Repurchase of common shares	(4,000)	(14)	(765)		(3,221)
Other changes, primarily employee plans	570	3	615		(48)
Cash dividends declared
Common shares	(909)				(909)
Ending Balance at Dec. 31, 2012	18,886	221	12,067	(927)	7,525
Net income	5,359				5,359
Other comprehensive (loss) income	(499)			(499)
Repurchase of common shares	(4,000)	(11)	(648)		(3,341)
Other changes, primarily employee plans	717	3	783		(69)
Cash dividends declared
Common shares	(967)				(967)
Ending Balance at Dec. 31, 2013	$ 19,496	$ 213	$ 12,202	$ (1,426)	$ 8,507